Business Combinations and Reverse Recapitalization (Details) - Schedule of business acquisition, pro forma information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Business Acquisition Pro Forma Information Abstract
Total revenues	$ 205,758	$ 162,018
Net income (loss)	$ (77,449)	$ (49,730)